Statement of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (16,509,561)	$ (7,916,839)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	13,870,243	3,608,275
Loss on sale of private placement warrants		2,796,275
Changes in current assets and current liabilities:
Prepaid assets	39,452	(294,383)
Franchise tax payable	(54,149)	54,149
Accounts payable and accrued expenses	2,265,452	409,896
Due to related party	20,600
Net cash used in operating activities	(453,395)	(1,342,627)
Change in fair value of warrant liabilities	13,870,243
Interest income on trust account	(4,432)	(10)
Cash Flows from Investing Activities:
Investment of cash into trust account		(300,000,000)
Net cash used in investing activities		(300,000,000)
Cash Flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriters’ discount		294,980,895
Proceeds from private placement warrants		8,000,000
Proceeds from Promissory note		141,881
Repayment of Promissory note		(141,881)
Proceeds from issuance of founder shares		25,000
Payments of offering costs		(479,438)
Net cash provided by financing activities		302,526,457
Net Change in Cash	(453,395)	1,183,830
Cash - Beginning	1,183,830
Cash - Ending	730,435	1,183,830
Supplemental Disclosure of Non-cash Financing Activities:
Change in value of Class A common stock subject to possible redemption	$ (16,590,560)	257,889,120
Change in value of Class A common stock subject to possible redemption		(4,110,380)
Initial classification of warrant liabilities		28,127,146
Deferred underwriters’ discount payable charged to additional paid-in capital		$ 10,500,000